advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
advance billings and customer deposits
Advance billings	$ 872	$ 820
Deferred customer activation and connection fees	4	3
Customer deposits	14	15
Contract liabilities	890	838	$ 800
Other	131	201
Total	$ 1,021	$ 1,039